Restructuring Charges	6 Months Ended
Jun. 30, 2022
Restructuring Charges.
Restructuring Charges

(10) Restructuring Charges

The table below sets forth accrued restructuring cost included in accrued expenses and other current liabilities, for the six months ended June 30, 2022:

(in $ millions)	Employee related	Facility	Total
Balance as of December 31, 2021	$64	$5	$69
Reversal of accruals	(1)	(2)	(3)
Cash settled	(30)	—	(30)
Balance as of June 30, 2022	$33	$3	$36